RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
	May 13, 2022	Jun. 30, 2025	Jun. 30, 2024
Related party transaction [Line items]
Payment of deposits		$ 17,854	$ 9,590
Short term lease cost		4,066	1,431
Proceed from settlement of related party loans			140
Interest income on loans due from related parties		13,157	8,658
Payment of lease liabilities		9,196	13,522
Proceeds of borrowing from related parties		809,735	439,922
Related party
Related party transaction [Line items]
Loans to related parties			222,865
Proceed from settlement of related party loans			140
Interest income on loans due from related parties		9,317	4,472
Payment by related parties on behalf of the Group		4,619	648
Payment for purchase of a short-term investment	$ 10,000
Related party | Purchase of products and services
Related party transaction [Line items]
Purchases		178,224	521,836
Related party | Purchase of products and services for R&D activities
Related party transaction [Line items]
Purchases		49,264	38,311
Related party | Payment of deposits
Related party transaction [Line items]
Payment of deposits		0	1,126
Related party | Purchase of equipment and software
Related party transaction [Line items]
Purchases		465	530
Related party | Short-term lease cost
Related party transaction [Line items]
Short term lease cost		151	474
Related party | Unsecured loan from a related party
Related party transaction [Line items]
Interest income on loans due from related parties		9,317	4,472
Repayment of borrowing from related party		161,639
Related party | Lease agreements
Related party transaction [Line items]
Payment of lease liabilities		922	828
Related party | Purchase of Geely License
Related party transaction [Line items]
Purchases		4,619	648
Related party | Staff salary, social welfare and other travel expenses
Related party transaction [Line items]
Payment by related parties on behalf of the Group		1,294	3,316
Related party | Short-term loan
Related party transaction [Line items]
Proceeds of borrowing from related parties		342,633
Related party | Unsecured loan to a related party
Related party transaction [Line items]
Loans to related parties		0	222,865
Interest income on loans due from related parties		9,017	4,403
Interest expense on borrowing due to related parties		13,799
Related party | Disposal of equipment
Related party transaction [Line items]
Payment of deposits		10,162	0
Related party | Provision of services
Related party transaction [Line items]
Revenues		16,685	10,662
Related party | Sales of goods
Related party transaction [Line items]
Revenues		$ 2,762	$ 2,330